Property and equipment (Details) - CAD	Dec. 31, 2016	Dec. 31, 2015
Gross property and equipment	CAD 6,350,397	CAD 6,260,694
Less accumulated depreciation, amortization and impairment	3,001,840	2,581,709
Net property and equipment	3,348,557	3,678,985
Survey equipment
Gross property and equipment	680,518	656,237
Less accumulated depreciation, amortization and impairment	593,228	571,595
Net property and equipment	87,290	84,642
Aircraft
Gross property and equipment	2,734,611	2,734,611
Less accumulated depreciation, amortization and impairment	287,277	15,351
Net property and equipment	2,447,334	2,719,260
Computers and software
Gross property and equipment	1,241,740	1,180,873
Less accumulated depreciation, amortization and impairment	1,140,956	1,098,876
Net property and equipment	100,784	81,997
Furniture and other equipment
Gross property and equipment	528,420	528,420
Less accumulated depreciation, amortization and impairment	490,775	481,297
Net property and equipment	37,645	47,123
Leasehold improvements
Gross property and equipment	1,165,108	1,160,553
Less accumulated depreciation, amortization and impairment	489,604	414,590
Net property and equipment	CAD 675,504	CAD 745,963